Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property plant and equipment depreciation expense	$ 166	$ 191	$ 622	$ 607